UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 2 (JPS)
October 31, 2013

Shares	Description (1)	Coupon		Ratings (2)	Value
	Long-Term Investments - 139.4% (99.4% of Total Investments)
	$25 Par (or similar) Retail Structures - 49.6% (35.4% of Total Investments)
	Capital Markets - 5.5%
60,000	Affiliated Managers Group Inc.	6.375%		BBB	$ 1,399,800
359,428	Ameriprise Financial, Inc.	7.750%		A	9,337,939
91,230	Deutsche Bank Capital Funding Trust I	7.350%		BBB-	2,309,944
1,284,535	Deutsche Bank Capital Funding Trust II	6.550%		BBB-	32,190,447
13,800	Deutsche Bank Capital Funding Trust IX	6.625%		BBB-	344,862
91,791	Deutsche Bank Capital Funding Trust VIII	6.375%		BBB-	2,214,917
256,400	Deutsche Bank Contingent Capital Trust III	7.600%		BBB-	6,807,420
40,000	Deutsche Bank Contingent Capital Trust V	8.050%		BBB-	1,082,400
70,214	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		Baa3	1,555,942
5,200	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%		Baa3	122,928
3,090	Morgan Stanley Capital Trust III	6.250%		BB+	74,809
2,800	Morgan Stanley Capital Trust V	5.750%		Ba1	66,164
1,800	Morgan Stanley Capital Trust VIII	6.450%		BB+	44,208
180,922	State Street Corporation	5.250%		BBB+	3,949,527
	Total Capital Markets				61,501,307
	Commercial Banks - 6.5%
56,400	AgriBank FCB, WI/DD	6.875%		A-	5,665,944
51,240	Banco Santander Finance	10.500%		BB	1,375,794
150,000	Barclays Bank PLC	8.125%		BBB-	3,826,500
117,000	City National Corporation, Series C	5.500%		Baa2	2,375,100
146,500	First Niagara Finance Group	8.625%		BB+	4,210,410
417,415	HSBC Holdings PLC	8.000%		BBB+	11,416,300
102,700	HSBC Holdings PLC	6.200%		BBB+	2,528,474
100,000	HSBC USA Inc.	4.500%		BBB+	2,475,000
74,000	HSBC USA Inc.	2.858%		BBB+	3,408,440
1,214,400	PNC Financial Services	6.125%		BBB	30,821,472
170,000	Wells Fargo & Company	5.850%		BBB+	4,134,400
	Total Commercial Banks				72,237,834
	Consumer Finance - 0.1%
40,100	HSBC USA Inc.	6.500%		BBB+	982,450
	Diversified Financial Services - 6.4%
139,900	Citigroup Capital Trust XI	6.000%		BB	3,483,510
271,589	Citigroup Capital XIII	7.875%		BB+	7,468,698
370,000	Citigroup Inc., (3), (4)	6.875%		BB	9,157,500
1,200	Citigroup Inc.	5.800%		BB	25,548
324,100	General Electric Capital Corporation	4.875%		AA+	6,773,690
110,767	General Electric Capital Corporation	4.875%		AA+	2,316,138
137,589	General Electric Capital Corporation	4.700%		AA+	2,773,794
768,094	ING Groep N.V.	7.200%		BBB-	19,325,245
731,274	ING Groep N.V.	7.050%		BBB-	18,267,225
82,300	JP Morgan Chase & Company	5.500%		BBB	1,785,087
	Total Diversified Financial Services				71,376,435
	Diversified Telecommunication Services - 2.1%
184,004	Qwest Corporation	7.500%		BBB-	4,640,581
96,790	Qwest Corporation	7.375%		BBB-	2,424,590
383,205	Qwest Corporation	7.000%		BBB-	9,468,996
26,600	Qwest Corporation	7.000%		BBB-	654,360
296,095	Qwest Corporation	6.125%		BBB-	6,247,605
	Total Diversified Telecommunication Services				23,436,132
	Electric Utilities - 3.3%
360,400	Alabama Power Company, (4)	6.450%		A-	9,212,725
72,419	Duke Energy Capital Trust II	5.125%		Baa2	1,543,249
12,952	Entergy Arkansas Inc.	5.750%		A-	311,625
194,200	Entergy Arkansas Inc.	4.750%		A-	3,773,306
60,296	Entergy Louisiana LLC	5.875%		A-	1,471,222
25,000	Entergy Louisiana LLC	5.250%		A-	528,250
106,142	Entergy Louisiana LLC	4.700%		A-	2,032,619
43,776	Entergy Texas Inc.	7.875%		A-	1,160,502
10,000	Gulf Power Company, (4)	5.600%		BBB+	896,636
152,000	Integrys Energy Group Inc.	6.000%		BBB	3,679,920
145,100	Interstate Power and Light Company	5.100%		BBB	3,139,964
74,146	NextEra Energy Inc.	5.700%		BBB	1,602,295
344,349	NextEra Energy Inc.	5.125%		BBB	6,728,579
28,540	NextEra Energy Inc.	5.000%		BBB	543,116
	Total Electric Utilities				36,624,008
	Energy Equipment & Services - 0.3%
152,000	NextEra Energy Inc.	5.625%		BBB	3,222,400
	Food Products - 0.5%
53,400	Dairy Farmers of America Inc., 144A, (4)	7.875%		BBB-	5,790,563
	Insurance - 10.6%
5,800	Aegon N.V.	6.875%		Baa1	143,782
1,717,889	Aegon N.V.	6.375%		Baa1	41,761,881
355,607	Aflac Inc.	5.500%		Baa1	8,146,956
393,000	Allstate Corporation	5.100%		Baa1	9,494,880
261,725	Arch Capital Group Limited	6.750%		BBB	6,341,597
74,981	Aspen Insurance Holdings Limited	7.250%		BBB-	1,875,275
210,600	Aspen Insurance Holdings Limited	5.950%		BBB-	5,045,976
496,950	Axis Capital Holdings Limited	6.875%		BBB	12,150,428
240,539	Axis Capital Holdings Limited	5.500%		BBB	4,810,780
409,482	Delphi Financial Group, Inc., (4)	7.376%		BBB-	10,237,050
4,000	Protective Life Corporation	6.250%		BBB	92,320
317,875	Prudential PLC	6.750%		A-	7,969,126
280,000	Reinsurance Group of America Inc.	6.200%		BBB	6,974,800
35,318	RenaissanceRe Holdings Limited	5.375%		BBB+	697,531
125,600	Torchmark Corporation	5.875%		BBB+	2,780,784
3,000	W.R. Berkley Corporation	5.625%		BBB-	62,400
	Total Insurance				118,585,566
	Machinery - 1.0%
490,781	Stanley, Black, and Decker Inc.	5.750%		BBB+	10,993,494
	Media - 0.1%
33,400	Comcast Corporation	5.000%		A-	751,834
	Multi-Utilities - 1.8%
540,291	Dominion Resources Inc.	8.375%		BBB	14,096,192
112,600	DTE Energy Company	5.250%		Baa2	2,347,710
148,032	Scana Corporation	7.700%		BBB-	3,915,446
	Total Multi-Utilities				20,359,348
	Real Estate Investment Trust - 9.7%
5,000	Alexandria Real Estate Equities Inc., Series B	6.450%		Baa3	115,550
100,000	DDR Corporation	6.250%		Ba1	2,097,000
12,800	Digital Realty Trust Inc.	7.000%		Baa3	295,680
70,587	Digital Realty Trust Inc.	5.875%		Baa3	1,356,682
162,885	Duke Realty Corporation, Series L	6.600%		Baa3	3,897,838
321,594	Hospitality Properties Trust	7.125%		Baa3	7,924,076
58,372	Kimco Realty Corporation	6.900%		Baa2	1,442,956
4,600	Kimco Realty Corporation	6.000%		Baa2	99,866
253,032	Kimco Realty Corporation	5.625%		Baa2	5,260,535
131,572	National Retail Properties Inc.	6.625%		Baa2	3,005,104
82,301	Prologis Inc., (4)	8.540%		BB+	4,737,451
152,633	PS Business Parks, Inc.	6.450%		Baa2	3,469,348
450,182	PS Business Parks, Inc.	6.000%		Baa2	9,350,280
1,600	PS Business Parks, Inc.	5.700%		Baa2	31,776
6,400	Public Storage, Inc.	6.500%		A	158,016
196,229	Public Storage, Inc.	5,900%		A	4,383,756
203,125	Public Storage, Inc.	5.750%		A	4,440,313
10,000	Public Storage, Inc.	5.625%		A	216,000
137,342	Public Storage, Inc.	5.200%		A3	2,792,163
95,600	Public Storage, Inc.	5.200%		A	1,948,328
320,937	Realty Income Corporation	6.750%		Baa2	8,020,216
65,100	Realty Income Corporation	6.625%		Baa2	1,592,997
146,600	Regency Centers Corporation	6.625%		Baa3	3,341,014
3,948	Senior Housing Properties Trust	5.625%		BBB-	78,486
116,643	Ventas Realty LP	5.450%		Baa1	2,636,132
1,079,521	Vornado Realty LP	7.875%		BBB	28,553,330
226,035	Wachovia Preferred Funding Corporation	7.250%		BBB+	5,885,951
55,798	Weingarten Realty Trust	6.500%		Baa3	1,350,870
	Total Real Estate Investment Trust				108,481,714
	U.S. Agency - 1.5%
42,800	Cobank Agricultural Credit Bank, (4)	11.000%		A-	2,280,440
144,000	Farm Credit Bank of Texas, 144A, (4)	6.750%		Baa1	14,395,507
	Total U.S. Agency				16,675,947
	Wireless Telecommunication Services - 0.2%
9,050	Telephone and Data Systems Inc.	7.000%		Baa2	225,074
74,701	Telephone and Data Systems Inc.	6.875%		Baa2	1,830,922
19,000	Telephone and Data Systems Inc.	6.625%		Baa2	463,030
4,300	Telephone and Data Systems Inc.	5.875%		Baa2	91,590
1,000	United States Cellular Corporation	6.950%		Baa2	24,620
	Total Wireless Telecommunication Services				2,635,236
	Total $25 Par (or similar) Retail Structures (cost $563,515,585)				553,654,268

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Convertible Bonds - 3.7% (2.6% of Total Investments)
	Diversified Financial Services - 0.2%
$ 2,300	ING US Inc.	5.650%	5/15/53	Ba1	$ 2,188,758
	Insurance - 3.5%
37,270	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	39,226,675
$ 39,570	Total Convertible Bonds (cost $38,372,547)				41,415,433

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds - 6.3% (4.5% of Total Investments)
	Capital Markets - 0.2%
$ 1,700	Macquarie Bank Limited	10.250%	6/20/57	BB+	$ 1,904,000
	Commercial Banks - 0.9%
1,000	Den Norske Bank	0.511%	2/18/35	Baa3	570,000
1,000	Den Norske Bank	0.963%	2/24/37	Baa3	570,000
10,000	Groupe BCPE	2.220%	12/30/49	BBB-	7,712,500
1,700	LBG Capital I PLC, 144A	7.875%	11/01/20	BBB-	1,823,250
13,700	Total Commercial Banks				10,675,750
	Diversified Financial Services - 0.8%
8,500	Credit Suisse Group AG	6.500%	8/08/23	BBB+	9,072,900
	Electric Utilities - 1.0%
8,000	FPL Group Capital Inc.	6.650%	6/15/67	BBB	8,200,000
2,900	WPS Resource Corporation	6.110%	12/01/16	BBB	2,914,500
10,900	Total Electric Utilities				11,114,500
	Industrial Conglomerates - 0.7%
7,500	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	7,921,875
	Insurance - 2.2%
2,800	AIG Life Holdings Inc., 144A	7.570%	12/01/45	BBB	3,234,000
6,300	Credit Suisse Guernsey	7.875%	2/24/41	BBB-	6,889,365
1,700	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB	1,800,414
6,300	Mitsui Sumitomo Insurance Company Limited, 144A	7.000%	3/15/72	A-	7,071,750
5,200	Prudential PLC	11.750%	12/23/49	A-	5,759,000
22,300	Total Insurance				24,754,529
	Multi-Utilities - 0.2%
2,000	Wisconsin Energy Corporation	6.250%	5/15/67	Baa1	2,050,000
	Oil, Gas & Consumable Fuels - 0.3%
3,700	DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	3,459,500
$ 70,300	Total Corporate Bonds (cost $66,560,813)				70,953,054

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 Par (or similar) Institutional Structures - 78.4% (55.9% of Total Investments) (4)
	Capital Markets - 9.1%
11,000	Charles Schwab Corporation	7.000%	N/A (6)	BBB+	$ 12,100,000
3,100	Credit Suisse AG	7.875%	N/A (6)	BBB-	3,326,300
8,500	Credit Suisse thru Claudius Limited	8.250%	N/A (6)	BBB-	8,580,750
4,200	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB	4,252,500
1,900	Goldman Sachs Capital II	4.000%	N/A (6)	BB+	1,401,250
59,431	Goldman Sachs Group, Inc.	6.345%	2/15/34	Baa3	59,482,704
1,200	Macquarie PMI LLC	8.375%	N/A (6)	BB+	1,266,000
14,686	State Street Capital Trust IV, (5)	1.252%	6/15/37	A3	11,537,615
	Total Capital Markets				101,947,119
	Commercial Banks - 21.4%
575,000	Barclays Bank PLC, 144A	7.434%	N/A (6)	BBB-	633,938
10,230	Barclays Bank PLC, 144A	6.860%	N/A (6)	BBB-	10,549,688
5,000	Barclays Bank PLC	6.278%	N/A (6)	BBB-	4,756,930
1,500	First Empire Capital Trust I	8.234%	2/01/27	BBB	1,524,221
17,095	First Union Capital Trust II, Series A	7.950%	11/15/29	BBB+	20,563,199
6,800	Fulton Capital Trust I	6.290%	2/01/36	Baa3	6,596,000
1,895	HBOS Capital Funding LP, 144A	6.071%	N/A (6)	BB	1,885,525
15,250	HBOS Capital Funding LP, Notes	6.850%	N/A (6)	BB	15,173,750
10,500	HSBC Bank PLC	0.750%	12/19/35	A-	6,391,875
5,500	HSBC Bank PLC	0.610%	6/11/37	A-	3,341,250
4,650	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (6)	BBB+	6,649,500
6,852	HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB+	7,070,442
6,000	KeyCorp Capital III	7.750%	7/15/29	BBB-	6,527,874
6,350	Lloyd’s Banking Group PLC, 144A	6.657%	N/A (6)	BB	6,032,500
6,200	M and T Bank Corporation, (7)	5.000%	N/A (6)	BBB	5,735,000
26,000	M and T Bank Corporation, 144A	6.875%	N/A (6)	BBB	26,373,464
5,600	National Australia Bank	8.000%	N/A (6)	BBB+	6,301,960
11,827	Nordea Bank AB	8.375%	N/A (6)	BBB+	12,773,160
20,000	PNC Financial Services Inc.	6.750%	N/A (6)	BBB	21,100,000
18,030	Rabobank Nederland, 144A	11.000%	N/A (6)	A-	23,709,450
3,400	Royal Bank of Scotland Group PLC	7.648%	N/A (6)	BB	3,536,000
800	Societe Generale, 144A	0.993%	N/A (6)	BBB-	680,000
24,144	Societe Generale	8.750%	N/A (6)	BBB-	25,607,126
3,522	Sovereign Capital Trusts	7.908%	6/13/36	Ba1	3,667,283
6,450	Standard Chartered PLC, 144A	7.014%	N/A (6)	BBB+	6,804,750
4,300	Wells Fargo & Company, (7)	7.500%	N/A (6)	BBB+	4,897,700
	Total Commercial Banks				238,882,585
	Diversified Financial Services - 9.0%
3,400	Bank One Capital III	8.750%	9/01/30	BBB	4,425,964
5,400	Citigroup Capital III	7.625%	12/01/36	BB+	5,994,000
6,000	Citigroup Inc.	8.400%	N/A (6)	BB	6,660,000
5,500	Citigroup Inc.	5.950%	N/A (6)	BB	5,245,625
2,861	Countrywide Capital Trust III, Series B	8.050%	6/15/27	BB+	3,404,590
3,200	General Electric Capital Corporation	6.250%	N/A (6)	AA-	3,336,000
32,500	General Electric Capital Corporation	7.125%	N/A (6)	AA-	36,237,500
2,800	General Electric Capital Corporation	6.375%	11/15/67	AA-	3,038,000
9,800	JP Morgan Chase & Company	6.000%	N/A (6)	BBB	9,481,500
22,900	JP Morgan Chase & Company	5.150%	N/A (6)	BBB	20,724,500
2,800	JP Morgan Chase Capital XXIII	1.260%	5/15/47	BBB	2,035,600
	Total Diversified Financial Services				100,583,279
	Electric Utilities - 2.2%
15,200	Electricite de France, 144A	5.250%	N/A (6)	A3	14,941,600
1,700	FPL Group Capital Inc.	6.350%	10/01/66	BBB	1,700,000
7,700	PPL Capital Funding Inc.	6.700%	3/30/67	BB+	7,777,000
	Total Electric Utilities				24,418,600
	Industrial Conglomerates - 0.2%
1,600	General Electric Capital Trust I	6.375%	11/15/67	AA-	1,720,000
	Insurance - 30.4%
6,400	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	8,256,000
1,200	Allstate Corporation	6.500%	5/15/57	Baa1	1,263,120
6,805	American International Group, Inc.	8.175%	5/15/58	BBB	8,387,163
9,450	AXA SA, 144A	6.380%	N/A (6)	Baa1	9,296,438
11,350	AXA SA	8.600%	12/15/30	A3	13,815,674
2,000	AXA SA	3.675%	N/A (6)	A3	1,600,000
15,359	Catlin Insurance Company Limited, 144A	7.249%	N/A (6)	BBB+	15,934,963
6,500	Dai-Ichi Mutual Life, 144A	7.250%	N/A (6)	A3	7,410,000
1,200	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	BBB+	1,191,000
16,700	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BB+	15,948,500
2,600	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	2,717,000
6,600	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A-	6,930,000
7,800	Liberty Mutual Group, 144A	7.000%	3/15/37	Baa3	8,112,000
10,481	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	11,424,290
7,076	Lincoln National Corporation	7.000%	5/17/66	BBB	7,305,970
2,500	Lincoln National Corporation	6.050%	4/20/67	BBB	2,481,250
16,600	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	19,131,500
31,100	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	40,196,749
23,754	National Financial Services Inc.	6.750%	5/15/37	Baa2	23,397,690
4,200	Oil Insurance Limited, 144A	3.230%	N/A (6)	Baa1	3,823,537
3,750	Provident Financing Trust I	7.405%	3/15/38	Baa3	4,114,043
30,400	Prudential Financial Inc.	5.625%	6/15/43	BBB+	30,286,000
6,400	Prudential Financial Inc.	5.875%	9/15/42	BBB+	6,496,000
1,135	Prudential Financial Inc.	8.875%	6/15/38	BBB+	1,376,188
14,250	Prudential PLC	6.500%	N/A (6)	A-	14,284,200
4,285	QBE Capital Funding Trust II, 144A	6.797%	N/A (6)	BBB	4,327,850
4,704	Reinsurance Group of America Inc.	6.750%	12/15/65	BBB-	4,621,680
20,500	Sompo Japan Insurance, 144A	5.325%	3/28/73	A-	20,591,676
5,000	Sumitomo Life Insurance Company, 144A	4.000%	9/20/73	BBB+	5,312,500
13,400	Swiss Re Capital I, 144A	6.854%	N/A (6)	A	14,271,000
2,600	White Mountain Re Group, 144A	7.506%	N/A (6)	BB+	2,675,912
21,257	ZFS Finance USA Trust V, 144A	6.500%	5/09/37	A	22,558,991
	Total Insurance				339,538,884
	Multi-Utilities - 0.6%
6,400	Dominion Resources Inc.	7.500%	6/30/66	BBB	6,840,000
	Road & Rail - 1.1%
11,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	12,525,750
	Specialty Retail - 0.1%
1,400	Swiss Re Capital I	6.854%	N/A (6)	A	1,491,000
	Thrifts & Mortgage Finance - 0.1%
500	Onbank Capital Trust I	9.250%	2/01/27	BBB	510,000
	U.S. Agency - 0.2%
1,700	Farm Credit Bank of Texas	10.000%	N/A (6)	Baa1	2,069,219
	Wireless Telecommunication Services - 4.0%
36,228	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	44,458,547
	$1,000 Par (or similar) Institutional Structures (cost $823,066,220)				874,984,983

Shares	Description (1), (8)				Value
	Investment Companies - 1.4% (1.0% of Total Investments)
672,285	Blackrock Credit Allocation Income Trust IV				$ 8,719,536
395,914	John Hancock Preferred Income Fund III				6,615,723
	Total Investment Companies (cost $23,067,281)				15,335,259
	Total Long-Term Investments (cost $1,514,582,446)				1,556,342,997

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 0.8% (0.6% of Total Investments)
$ 8,658	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/13, repurchase price $8,657,639, collateralized by $8,955,000 U.S. Treasury Notes, 1.125%, due 5/31/19, value $8,831,869	0.000%	11/01/13		$ 8,657,639
	Total Short-Term Investments (cost $8,657,639)				8,657,639
	Total Investments (cost $1,523,240,085) - 140.2%				1,565,000,636
	Borrowings - (41.6)% (9), (10)				(464,000,000)
	Other Assets Less Liabilities - 1.4% (11)				15,197,534
	Net Assets Applicable to common Shares - 100%				$ 1,116,198,170

Investments in Derivatives as of October 31, 2013

Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Rate Index	(Annualized)	Frequency	Date (12)	Date	(Depreciation) (11)
JPMorgan	$ 77,200,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/11	3/21/14	$ (323,094)
JPMorgan	134,344,000	Receive	1-Month USD-LIBOR	1.255	Monthly	12/01/14	12/01/18	2,452,255
JPMorgan	134,344,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	5,250,256
Morgan Stanley	77,200,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(3,036,215)
	$ 423,088,000							$ 4,343,202

	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
	Long-Term Investments:
	$25 Par (or similar) Retail Structures	$ 496,946,396	$ 56,707,872	$ —	$ 553,654,268
	Convertible Bonds	—	41,415,433	—	41,415,433
	Corporate Bonds	—	70,953,054	—	70,953,054
	$1,000 Par (or similar) Institutional Structures	10,632,700	864,352,283	—	874,984,983
	Investment Companies	15,335,259	—	—	15,335,259
	Short-Term Investments:
	Repurchase Agreements	—	8,657,639	—	8,657,639
	Derivatives:
	Swaps*	—	4,343,202	—	4,343,202
	Total	$ 522,914,355	$1,046,429,483	$ —	$ 1,569,343,838

	* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments (excluding investments in derivatives) was $1,525,840,663.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2013, were as follows:

	Gross unrealized:
	Appreciation				$82,795,796
	Depreciation				(43,635,823)

	Net unrealized appreciation (depreciation) of investments				$39,159,973

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures and $1,000 Par (or similar) Institutional Structures classified as Level 2.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)	Perpetual security. Maturity date is not applicable.
(7)	For fair value measurement disclosure purposes, $1,000 Par (or similar) Institutional Structures classified as Level 1.
(8)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	Borrowings as a percentage of Total Investments is 29.6%.
(10)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $963,754,746 have been pledged as collateral for Borrowings.

(11)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
N/A	Not applicable.
WI/DD	Investment, or portion of investment, purchased on a when - issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

PPLUS	PreferredPlus Trust.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2013